INCOME TAXES - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Statutory income tax rate	26.70%	26.60%
Income before income tax expense	CAD 2,346	CAD 1,159
Computed income tax expense	626	308
Non-deductible stock-based compensation	9	5
Non-deductible portion of equity losses	0	18
Non-deductible loss on available-for-sale investments	7	0
Income tax adjustment, legislative tax change	2	3
Non-taxable portion of capital gain	(10)	(7)
Other	1	(3)
Total income tax expense	CAD 635	CAD 324
Effective income tax rate	27.10%	28.00%